Accounts Receivable - Allowance for doubtful accounts (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Accounts receivable (Note 6)	$ 146,028	$ 182,492
Gross carrying amount
Disclosure of financial assets [line items]
Accounts receivable (Note 6)	148,805	185,414
Allowance for doubtful accounts
Disclosure of financial assets [line items]
Accounts receivable (Note 6)	$ (2,777)	$ (2,922)